Financial Instruments - Summary of Age of Trade and Other Receivables, Term Deposits, Security Deposits and Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	$ 56,065	$ 55,462
Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	96,988	191,759
Trade and other receivables and term deposits, Impairment	2,893	1,851
Not past due [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	58,418	168,901
Past due 0-30 days [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	14,834	7,934
Past due 30-120 days [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	13,531	9,045
More than 120 days [Member] | Trade and other receivables, term deposits, security deposits and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	10,205	5,879
Trade and other receivables and term deposits, Impairment	$ 2,893	$ 1,851